John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 99.5%		$114,379,151
(Cost $84,891,133)
Brazil 1.1%		1,249,271
Cia de Saneamento Basico do Estado de Sao Paulo	77,200	1,249,271
Canada 2.5%		2,886,274
WSP Global, Inc.	13,665	2,318,918
Xenon Pharmaceuticals, Inc. (A)	14,191	567,356
Denmark 2.0%		2,307,242
Novo Nordisk A/S, Class B	27,329	2,307,242
France 8.6%		9,840,189
EssilorLuxottica SA	5,445	1,494,426
Hermes International SCA	1,042	2,930,788
L’Oreal SA	7,244	2,687,752
Schneider Electric SE	10,753	2,727,223
Germany 2.5%		2,896,643
Siemens AG	13,512	2,896,643
Indonesia 1.0%		1,128,143
Bank Rakyat Indonesia Persero Tbk PT	4,368,800	1,128,143
Ireland 1.5%		1,753,363
Allegion PLC	13,210	1,753,363
Netherlands 4.6%		5,333,997
ASML Holding NV	4,751	3,514,607
NXP Semiconductors NV	8,724	1,819,390
Switzerland 5.5%		6,319,303
Cie Financiere Richemont SA, A Shares	12,008	2,321,371
Givaudan SA	414	1,808,256
Sika AG	8,622	2,189,676
Taiwan 2.2%		2,502,984
Taiwan Semiconductor Manufacturing Company, Ltd.	75,000	2,502,984
United Kingdom 2.0%		2,299,235
Compass Group PLC	66,733	2,299,235
United States 64.9%		74,557,340
Alphabet, Inc., Class A	21,867	4,461,307
Amazon.com, Inc. (A)	17,171	4,081,203
ANSYS, Inc. (A)	1,794	628,797
Booking Holdings, Inc.	397	1,880,811
Boston Scientific Corp. (A)	27,689	2,834,246
Broadcom, Inc.	4,172	923,138
Cytokinetics, Inc. (A)	12,420	614,293
Eli Lilly & Company	2,505	2,031,755
Ferguson Enterprises, Inc.	12,700	2,300,224
IDEX Corp.	10,045	2,253,194
IDEXX Laboratories, Inc. (A)	4,884	2,061,292
Intuit, Inc.	3,747	2,253,858
KLA Corp.	3,927	2,899,068
Mastercard, Inc., Class A	4,183	2,323,364
Meta Platforms, Inc., Class A	4,173	2,875,948
Microsoft Corp.	8,674	3,600,230
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
NextEra Energy, Inc.	42,871	$3,067,849
NVIDIA Corp.	26,907	3,230,723
Palo Alto Networks, Inc. (A)	3,061	564,510
Pool Corp.	5,279	1,817,296
Republic Services, Inc.	15,152	3,286,014
Roper Technologies, Inc.	6,020	3,465,413
Salesforce, Inc.	6,528	2,230,618
SpringWorks Therapeutics, Inc. (A)	14,797	554,888
Synopsys, Inc. (A)	5,102	2,680,999
Thermo Fisher Scientific, Inc.	7,394	4,419,764
TopBuild Corp. (A)	7,066	2,421,377
UnitedHealth Group, Inc.	7,950	4,312,796
Visa, Inc., Class A	7,278	2,487,620
Zoetis, Inc.	11,672	1,994,745
Uruguay 1.1%		1,305,167
MercadoLibre, Inc. (A)	679	1,305,167

Total investments (Cost $84,891,133) 99.5%	$114,379,151
Other assets and liabilities, net 0.5%	541,577
Total net assets 100.0%	$114,920,728

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Information technology	26.2%
Health care	20.2%
Consumer discretionary	16.6%
Industrials	15.3%
Communication services	6.4%
Financials	5.2%
Utilities	3.8%
Materials	3.5%
Consumer staples	2.3%
Other assets and liabilities, net	0.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$1,249,271	$1,249,271	—	—
Canada	2,886,274	2,886,274	—	—
Denmark	2,307,242	—	$2,307,242	—
France	9,840,189	—	9,840,189	—
Germany	2,896,643	—	2,896,643	—
Indonesia	1,128,143	—	1,128,143	—
Ireland	1,753,363	1,753,363	—	—
Netherlands	5,333,997	1,819,390	3,514,607	—
Switzerland	6,319,303	—	6,319,303	—
Taiwan	2,502,984	—	2,502,984	—
United Kingdom	2,299,235	—	2,299,235	—
United States	74,557,340	74,557,340	—	—
Uruguay	1,305,167	1,305,167	—	—
Total investments in securities	$114,379,151	$83,570,805	$30,808,346	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
4	|